Annual Total Returns[BarChart] - PROFUND VP MID-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.18%)	15.54%	30.79%	7.65%	(4.45%)	18.19%	13.43%	(12.86%)	23.53%	10.76%